Loan Payable (Details) - USD ($)	Dec. 11, 2019	Aug. 02, 2019	Mar. 31, 2022	Mar. 31, 2021
Loan Payable [Abstract]
Amount borrowed	$ 6,460,290	$ 717,810
Processing fee		$ 617,317
Deposits	$ 5,878,864
Monthly repayment due			$ 1,957,956	$ 2,557,634